GOODWILL AND INTANGIBLE ASSETS, NET	6 Months Ended
Jun. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS, NET
NOTE 6: GOODWILL AND INTANGIBLE ASSETS, NET

a.	Goodwill

The changes in the net carrying amount of goodwill in 2022 and six months ended June 30, 2023 were as follows:

Balance as of January 1, 2022	$189,265

Vidazoo measurement period adjustments	$6,262

Balance as of December 31, 2022	$195,527

Balance as of June 30, 2023	$195,527

Goodwill has been recorded as a result of prior acquisitions and represents excess of the consideration over the net fair value of the assets of the businesses acquired. As of June 30, 2023, the Company had two reporting units – Display Advertising and Search Advertising. The Company performs tests for impairment of goodwill at the reporting unit level at least annually, or more frequently if events or changes in circumstances occur that would more likely than not reduce the fair value of a reporting unit below its carrying value. As of June 30, 2023, the Company determined that there were no indicators of potential impairment with regards to its reporting units which required interim goodwill impairment analysis.

b.	Intangible assets, net

The following is a summary of intangible assets as of June 30, 2023:

	December 31, 2022	Amortization	June 30, 2023

Acquired technology	$89,775	$-	$89,775
Accumulated amortization	(41,023)	(4,811)	(45,834)
Impairment	(8,749)	-	(8,749)
Acquired technology, net	40,003	(4,811)	35,192

Customer relationships	46,544	-	46,544
Accumulated amortization	(24,976)	(1,018)	(25,994)
Impairment	(10,426)	-	(10,426)
Customer relationships, net	11,142	(1,018)	10,124

Tradename and other	18,503	-	18,503
Accumulated amortization	(12,874)	(127)	(13,001)
Impairment	(5,110)	-	(5,110)
Tradename and other, net	519	(127)	392

Intangible assets, net	$51,664	$(5,956)	$45,708

The following is a summary of intangible assets as of December 31, 2022:

	December 31, 2021	Vidazoo measurement period adjustments	Amortization	December 31, 2022

Acquired technology	$84,417	$5,358	$-	$89,775
Accumulated amortization	(31,137)	-	(9,886)	(41,023)
Impairment	(8,749)	-	-	(8,749)
Acquired technology, net	44,531	5,358	(9,886)	40,003

Customer relationships	45,054	1,490	-	46,544
Accumulated amortization	(23,218)	-	(1,758)	(24,976)
Impairment	(10,426)	-	-	(10,426)
Customer relationships, net	11,410	1,490	(1,758)	11,142

Tradename and other	18,503	-	-	18,503
Accumulated amortization	(12,634)	-	(240)	(12,874)
Impairment	(5,110)	-	-	(5,110)
Tradename and other, net	759	-	(240)	519

Intangible assets, net	$56,700	$6,848	$(11,884)	$51,664